Property And Equipment, Net (Summary Of The Components Of Property And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment, Net [Abstract]
ATM equipment and related costs	$ 512,001	$ 538,364
Technology assets	71,399	53,271
Office furniture, fixtures, and other	89,696	40,564
Total	673,096	632,199
Less accumulated depreciation	(337,301)	(361,233)
Net property and equipment	$ 335,795	$ 270,966